Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Risk Management [Line Items]
Recurring fair value measurements (in Dollars)
Fair value valuation techniques (in Dollars)
Counterparty One [Member]
Financial Risk Management [Line Items]
Concentration risk, percentage	10.00%	10.00%
Counterparty Two [Member]
Financial Risk Management [Line Items]
Concentration risk, percentage	10.00%	10.00%
Binomial Option Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	3.80%	3.54%
Percentage of expected volatility	24.02%	22.18%
Binomial Option Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	9.32%	4.26%
Percentage of expected volatility	101.58%	46.89%
Black-Scholes Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of expected volatility		37.56%
Black-Scholes Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	4.78%	4.78%
Percentage of expected volatility	39.11%
Black-Scholes Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	9.01%	6.89%
Percentage of expected volatility	68.10%
Capital Management [Member]
Financial Risk Management [Line Items]
Gearing ratio in percentage	85.00%	42.00%